Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Stock Based Compensation [Line Items]
Total stock-based compensation expense	$ 3.1	$ 1.3	$ 6.3	$ 2.2	$ 6.5	$ 3.7	$ 0.4
Stock appreciation rights [Member]
Stock Based Compensation [Line Items]
Total stock-based compensation expense	2.2	0.1	4.7	0.4	2.7	0.4	(0.9)
Employee Stock Option [Member]
Stock Based Compensation [Line Items]
Total stock-based compensation expense		0.3		0.4	0.8	0.9	0.2
Restricted shares, service based [Member]
Stock Based Compensation [Line Items]
Total stock-based compensation expense	0.7	0.7	1.2	1.1	2.2	1.7	1.0
Restricted shares, performance based [Member]
Stock Based Compensation [Line Items]
Total stock-based compensation expense	$ 0.2	$ 0.2	$ 0.4	$ 0.3	$ 0.8	$ 0.7	$ 0.1